SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli
One Corporate Center
Rye, New York 10580-1422
(914) 921-5100

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21698

_________________

1.	Title of the class of securities of GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (the "Fund") to be redeemed:

6.625% Series A Cumulative Preferred Shares, liquidation preference $25 per share, CUSIP # 36465A208 (the "Shares").

2.	The date on which the securities are to be called or redeemed:

The Shares are to be redeemed on April 11, 2013 (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Part II, Sections 4(b) and (c) of the Fund's Statement of Preferences.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem 2,000,000 Shares, which is a portion of the total 3,955,687 Shares outstanding as of the date hereof.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 12th day of March, 2013.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST BY GABELLI

By:	/s/ Agnes Mullady
Name: Agnes Mullady
Title: Treasurer

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